NORTHERN LIGHTS FUND TRUST

August 17, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust – PathMaster Domestic Equity Fund

Wayne Hummer Small Cap Core Fund

GMG Defensive Beta Fund

Post Effective Amendment Nos. 95 and 97 to the Registration Statement on Form N-1A (File No. 333- 122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of PathMaster Domestic Equity Fund, Wayne Hummer Small Cap Core Fund and GMG Defensive Beta Fund (each a “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectuses and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (each an “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
PathMaster Domestic Equity Fund	95	0000910472-09-000550	July 24, 2009
Wayne Hummer Small Cap Core Fund	95	0000910472-09-000550	July 24, 2009
GMG Defensive Beta Fund	97	0000910472-09-000600	August 14, 2009

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725 or, to the attention of Emile R. Molineaux of Gemini Fund Services, LLC at (631) 470-2616.

Very truly yours,

/s/ Emile R. Molineaux

Emile R. Molineaux

Secretary

  cc:   JoAnn M. Strasser, Esq.